Restructuring and Asset Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Asset Impairment Charges
Restructuring and asset impairment charges were as follows (in thousands):

	Year ended December 31,
	2016	2015
Wireless restructuring and asset (recoveries) impairment charges:
Asset (recoveries) impairments	$(710)	$53,228
Contract termination (recoveries) costs	(751)	4,767
Employee severance and termination benefits (recoveries) charges	(77)	1,202
Total wireless restructuring and asset (recoveries) impairment charges	(1,538)	59,197
Loss on subscriber contract sales	2,551	—
Total restructuring and asset impairment charges	$1,013	$59,197

Summary of Restructuring Activity
The following table presents accrued restructuring activity for the years ended December 31, 2016 and 2015.

	Asset impairments	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2014	$—	$—	$—	$—
Restructuring and impairment charges	53,228	4,767	1,202	59,197
Cash payments	(10)	(623)	(881)	(1,514)
Non-cash settlements	(53,218)	(190)	—	(53,408)
Accrued restructuring balance as of December 31, 2015	—	3,954	321	4,275
Restructuring and impairment recoveries	(710)	(751)	(77)	(1,538)
Cash payments	—	(2,554)	(244)	(2,798)
Non-cash settlements	710	—	—	710
Accrued restructuring balance as of December 31, 2016	$—	$649	$—	$649